J.P. Morgan Fleming Mutual Fund Group, Inc.

270 Park Avenue

New York, NY 10017

November 3, 2011

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Fleming Mutual Fund Group, Inc.
on behalf of the JPMorgan Mid Cap Value Fund
File Nos. 811-08189 & 333-25803

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the JPMorgan Mid Cap Value Fund do not differ from those contained in Post-Effective Amendment No. 30 (Amendment No. 31 under the Investment Company Act of 1940) filed electronically on October 27, 2011.

If you have any questions please call me at (614) 248-7598.

Very truly yours,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary